Consolidated Balance Sheets (Photomedex, Inc) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 1,390,641	$ 1,334,302
Accounts receivable, net of allowance for doubtful accounts of $1,192 and $14,959 respectively	506,337	301,726
Inventories, net	1,499,270	2,205,726
Prepaid expenses and other current assets	254,303	417,057
Total current assets	3,650,551	4,258,811
Property and equipment, net	15,999	21,516
Other assets, net	872,864
Total assets	4,539,414	4,280,327
Current liabilities:
Deferred revenues	377,445	444,066
Total current liabilities	2,310,869	2,006,311
Long-term liabilities:
Deferred revenues, net of current portion	274,374	405,746
Stockholders' equity (deficit):
Preferred Stock, $.01 par value, 5,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2016 and 2015
Common Stock, $.01 par value, 50,000,000 shares authorized; 4,361,094 and 4,398,344 shares issued and outstanding, respectively	18,132	17,816
Accumulated deficit	(10,276,478)	(9,280,134)
Total stockholders' equity (deficit)	1,288,458	1,868,270
Total liabilities and stockholders' equity (deficit)	4,539,414	4,280,327
Photomedex, Inc. [Member]
Current assets:
Cash and cash equivalents	2,335,000	3,302,000
Restricted cash	342,000	724,000
Accounts receivable, net of allowance for doubtful accounts of $1,192 and $14,959 respectively	4,125,000	8,469,000
Inventories, net		11,735,000
Deferred tax asset, net		470,000
Prepaid expenses and other current assets	3,253,000	2,795,000
Assets held for sale	8,362,000
Total current assets	18,417,000	27,495,000
Property and equipment, net	77,000	1,306,000
Patents and licensed technologies, net		1,613,000
Other intangible assets, net		241,000
Goodwill, net	0	3,581,000
Other assets, net	7,000	138,000
Total assets	18,501,000	34,374,000
Current liabilities:
Current portion of notes payable		490,000
Accounts payable	6,648,000	7,216,000
Accrued compensation and related expenses	4,029,000	2,917,000
Other accrued liabilities	8,091,000	8,565,000
Deferred revenues	1,141,000	1,847,000
Total current liabilities	19,909,000	21,035,000
Long-term liabilities:
Deferred revenues, net of current portion		642,000
Total liabilities	19,909,000	21,677,000
Stockholders' equity (deficit):
Preferred Stock, $.01 par value, 5,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2016 and 2015
Common Stock, $.01 par value, 50,000,000 shares authorized; 4,361,094 and 4,398,344 shares issued and outstanding, respectively	221,000	221,000
Additional paid-in capital	118,585,000	116,616,000
Accumulated deficit	(115,635,000)	(102,371,000)
Accumulated other comprehensive loss	(4,579,000)	(1,769,000)
Total stockholders' equity (deficit)	(1,408,000)	12,697,000
Total liabilities and stockholders' equity (deficit)	$ 18,501,000	$ 34,374,000